Derivatives and Hedge Accounting Activities (Gains and Losses on Derivatives in Cash Flow Hedging Relationships) (Detail) - Cash Flow Hedges - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[1]	$ 40	$ 11	$ 92
Amount of Gain (Loss) Reclassified From AOCI to Income		(137)	47	259
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	39	(58)	(26)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[3]	2	(8)	(3)
Amount of Gain (Loss) Reclassified From AOCI to Income		(1)	(1)	(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4]	39	(58)	(26)
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[5]	(21)	9	(26)
Amount of Gain (Loss) Reclassified From AOCI to Income		(26)	6	(15)
Commodity
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[1]	64	1	164
Amount of Gain (Loss) Reclassified From AOCI to Income		(76)	79	307
Commodity | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[5]	1	(10)	(12)
Amount of Gain (Loss) Reclassified From AOCI to Income		(8)	(8)	4
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		(90)	81	330
Commodity | Electric Fuel and Other Energy-Related Purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		14		(10)
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income			(2)	(13)
Interest rate
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[1],[6]	(18)	(8)	(66)
Amount of Gain (Loss) Reclassified From AOCI to Income	[6]	(48)	(52)	(31)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[6]	39	(58)	(26)
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[3],[7]	2	(8)	(3)
Amount of Gain (Loss) Reclassified From AOCI to Income	[7]	(1)	(1)	(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4],[7]	39	(58)	(26)
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[5],[8]	(16)		(8)
Amount of Gain (Loss) Reclassified From AOCI to Income	[5],[8]	(5)	(6)	(2)
Foreign currency
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[1],[9]	(6)	18	(6)
Amount of Gain (Loss) Reclassified From AOCI to Income	[9]	(13)	20	(17)
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[5],[10]	(6)	18	(6)
Amount of Gain (Loss) Reclassified From AOCI to Income	[10]	(13)	20	(17)
Net income from discontinued operations | Commodity | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		$ (8)	$ (8)	$ 4

[1]	Amounts deferred into AOCI have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[2]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[3]	Amounts deferred into AOCI have no associated effect in Virginia Power’s Consolidated Statements of Income.
[4]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.
[5]	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas’ Consolidated Statements of Income.
[6]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.
[7]	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in interest and related charges.
[8]	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in interest and related charges.
[9]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in other income.
[10]	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in other income.